UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 717 Constitution Drive
	 Suite 106
         Exton, PA  19341

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 321-9875

Signature, Place, and Date of Signing:

Kim M. Davis		Exton, PA		February 5, 2008
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    93

Form 13F Information Table Value Total:   $156,498
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Financial Bankshares       COM              32020R109      213 5662.999 SH       SOLE                  299.000          5363.999
AFLAC Inc.                     COM              001055102     4505 71926.978SH       SOLE                22675.000         49251.978
AT&T Inc                       COM              00206R102      755 18158.466SH       SOLE                 2367.000         15791.466
Advanced Micro Devices Com     COM              007903107      101 13525.000SH       SOLE                 7000.000          6525.000
Altria Group Inc.              COM              02209S103      477 6312.314 SH       SOLE                 3975.000          2337.314
American Financial Group       COM              025932104      369 12793.000SH       SOLE                  700.000         12093.000
Amerigas Ptns LP Unit LP Int   COM              030975106      340 9425.000 SH       SOLE                                   9425.000
Amgen                          COM              031162100     2958 63703.000SH       SOLE                15947.000         47756.000
Anadarko Pete Corp Com         COM              032511107     4235 64470.000SH       SOLE                22425.000         42045.000
Apple Inc.                     COM              037833100      294 1486.000 SH       SOLE                                   1486.000
Atlas America Inc              COM              049167109     1710 28901.000SH       SOLE                 6343.000         22558.000
Avon Prods Inc Com             COM              054303102      305 7725.000 SH       SOLE                 7200.000           525.000
BP Amoco PLC                   COM              055622104      291 3983.000 SH       SOLE                  164.000          3819.000
Ball Corp                      COM              058498106     1322 29375.000SH       SOLE                 3725.000         25650.000
Barrick Gold Corp.             COM              067901108     4757 113126.160SH      SOLE                31775.000         81351.160
CSX Corp                       COM              126408103      259 5900.000 SH       SOLE                 2700.000          3200.000
Caterpillar                    COM              149123101     1775 24456.426SH       SOLE                 8525.000         15931.426
Centurion Gold Hldgs.          COM              15643F107        0 40000.000SH       SOLE                                  40000.000
Cheasapeake Energy Corp        COM              165167107     6738 171894.280SH      SOLE                63900.000        107994.280
Chevron Corp                   COM              166764100      244 2610.008 SH       SOLE                 1012.000          1598.008
Church & Dwight, Inc.          COM              171340102      472 8728.580 SH       SOLE                                   8728.580
Cisco Sys Inc Com              COM              17275r102      268 9884.000 SH       SOLE                 1044.000          8840.000
Coca Cola                      COM              191216100     1432 23338.416SH       SOLE                 6065.000         17273.416
Colgate Palmolive              COM              194162103     2102 26964.000SH       SOLE                 9775.000         17189.000
Constellation Brands Inc       COM              21036P108      736 31150.000SH       SOLE                13400.000         17750.000
Develop Divers Realty          COM              251591103      525 13709.071SH       SOLE                 1886.000         11823.071
Devon Energy                   COM              25179m103     3721 41849.000SH       SOLE                11134.000         30715.000
Discovery Hldg Cl A            COM              25468Y107      504 20031.000SH       SOLE                 7563.000         12468.000
Dominion Res Inc Va Com        COM              25746u109      800 16863.501SH       SOLE                 3750.000         13113.501
Du Pont E.I. De Nemours & Co.  COM              263534109      271 6147.000 SH       SOLE                 1075.000          5072.000
Eli Lilly & Co                 COM              532457108      332 6216.799 SH       SOLE                  725.000          5491.799
Emerson Electric               COM              291011104      546 9640.000 SH       SOLE                 2870.000          6770.000
Enterprise Products Part LP    COM              293792107     4153 130282.317SH      SOLE                32175.000         98107.317
Exxon Mobil Corporation        COM              30231g102     1535 16387.000SH       SOLE                 1012.000         15375.000
Fastenal Co.                   COM              311900104     1966 48650.000SH       SOLE                23350.000         25300.000
First Bank of DE               COM              319307104       57 20000.000SH       SOLE                20000.000
Flextronics Intl Ltd Ord       COM              Y2573F102      382 31650.000SH       SOLE                                  31650.000
Fording Canadian Coal Tr       COM              345425102      224 5800.000 SH       SOLE                 1075.000          4725.000
Fortune Brands                 COM              349631101     1122 15510.321SH       SOLE                 2250.000         13260.321
Freeport-McMoran Cop & Gold Cl COM              35671D857      205 2000.000 SH       SOLE                                   2000.000
Gannett Co                     COM              364730101      603 15451.582SH       SOLE                 5825.000          9626.582
Genentech Inc                  COM              368710406     2748 40975.000SH       SOLE                12975.000         28000.000
General Electric               COM              369604103     4601 124113.516SH      SOLE                27002.000         97111.516
General Growth Reit Properties COM              370021107      306 7425.000 SH       SOLE                  600.000          6825.000
GlaxoSmithKline PLC            COM              37733W105      295 5850.000 SH       SOLE                 1375.000          4475.000
Google Inc Cl A                COM              38259p508      277  400.000 SH       SOLE                  400.000
HCP Inc.                       COM              40414L109      648 18634.000SH       SOLE                                  18634.000
Harrahs Entmt Inc Com          COM              413619107      947 10675.007SH       SOLE                 1850.000          8825.007
Harris Corp Del                COM              413875105      293 4675.000 SH       SOLE                   75.000          4600.000
Heartland Energy Group         COM              42235D100        1 10000.000SH       SOLE                                  10000.000
Intel Corp                     COM              458140100      269 10100.481SH       SOLE                  600.481          9500.000
International Business Machine COM              459200101      267 2474.000 SH       SOLE                                   2474.000
Johnson & Johnson              COM              478160104      943 14133.251SH       SOLE                 2667.251         11466.000
Kinder Morgan 100,000ths       COM                               0 413680.000SH      SOLE                                 413680.000
Kinder Morgan Energy           COM              494550106     2210 40933.087SH       SOLE                14925.000         26008.087
Laboratory Corp. of American H COM              50540R409     7636 101100.000SH      SOLE                27075.000         74025.000
Liberty Capital Group Ser. A   COM              53071M302     1187 10187.000SH       SOLE                 3612.000          6575.000
Liberty Interactive Group Ser. COM              53071M104      919 48190.000SH       SOLE                17636.000         30554.000
Magellan Midstream Prtns       COM              559080106      655 15116.310SH       SOLE                 6000.000          9116.310
McDonalds Corp                 COM              580135101      216 3665.000 SH       SOLE                 1525.000          2140.000
Microsoft Corp                 COM              594918104      624 17523.000SH       SOLE                 1010.000         16513.000
Mitsubishi Tokyo Finl Group In COM              606822104     2841 304450.000SH      SOLE                88150.000        216300.000
Newmont Mining Corp Com        COM              651639106     4721 96691.150SH       SOLE                27125.000         69566.150
Nippon Teleg & Tel             COM              654624105     5316 215554.148SH      SOLE                56300.000        159254.148
Oneok Partners LP              COM              68268N103      492 8025.000 SH       SOLE                  200.000          7825.000
PPL Corporation                COM              69351t106      238 4562.000 SH       SOLE                                   4562.000
Penn Virginia Corp             COM              707882106      846 19380.000SH       SOLE                 1400.000         17980.000
Pennsylvania Rl Est Tr Sh Ben  COM              709102107     2007 67604.988SH       SOLE                17874.999         49729.989
Pepsico Inc                    COM              713448108      737 9712.000 SH       SOLE                  500.000          9212.000
Pfizer                         COM              717081103     6119 269210.355SH      SOLE                70150.000        199060.355
Procter and Gamble             COM              742718109      891 12134.608SH       SOLE                 3621.608          8513.000
Qualcomm Inc Com               COM              747525103      227 5781.000 SH       SOLE                  400.000          5381.000
Quest Diagnostics Inc Com      COM              74834l100     5364 101401.128SH      SOLE                29600.000         71801.128
Resource American Inc          COM              761195205      572 39004.000SH       SOLE                10139.000         28865.000
Shire Pharm                    COM              82481R106     1855 26902.001SH       SOLE                 7627.000         19275.001
Sony Corporation ADR           COM              835699307     2457 45250.000SH       SOLE                13075.000         32175.000
Taiwan Semiconductor           COM              874039100     3499 351350.000SH      SOLE                88750.000        262600.000
Teppco Partners LP             COM              872384102      331 8645.254 SH       SOLE                                   8645.254
Terex Corp.                    COM              880779103     4617 70410.000SH       SOLE                21675.000         48735.000
Texas Instrs Inc Com           COM              882508104     3115 93275.869SH       SOLE                24150.000         69125.869
The Bancorp Inc.               COM              05969A105      188 13975.000SH       SOLE                 5000.000          8975.000
The Travelers Co               COM              89417E109      803 14917.686SH       SOLE                 2212.000         12705.686
Thermo Electron                COM              883556102      494 8558.000 SH       SOLE                                   8558.000
TrustCo Bank Corp NY           COM              898349105      395 39805.138SH       SOLE                16300.000         23505.138
United Healthcare Corp         COM              91324P102      884 15197.000SH       SOLE                 2200.000         12997.000
Vector Group Ltd.              COM              92240M108      328 16369.061SH       SOLE                                  16369.061
Verizon Communications Com     COM              92343v104      249 5694.000 SH       SOLE                 1075.000          4619.000
Viacom Inc Cl b                COM              92553P201     2725 62050.000SH       SOLE                24225.000         37825.000
Vodafone                       COM              92857w209      227 6090.000 SH       SOLE                  350.000          5740.000
WalMart Stores                 COM              931142103     2429 51109.610SH       SOLE                14350.000         36759.610
Wellpoint Inc                  COM              94973v107    10096 115085.000SH      SOLE                32970.000         82115.000
Wyeth                          COM              983024100     1290 29199.108SH       SOLE                 1091.108         28108.000
XTO Energy Inc                 COM              98385x106    11495 223808.932SH      SOLE                71570.683        152238.248